UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Tiger Veda Management, LLC

Address:    101 Park Ave
            New York, New York 10178
            Attention: Manish Chopra

13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Manish Chopra
Title:      Managing Member
Phone:      212-984-2475

Signature, Place and Date of Signing:


/s/ Manish Chopra               New York, New York          November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $243,850
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name
---   --------------------    ----

(1)   028-12144               Tiger Veda Global, L.P.
(2)   028-12700               Tiger Veda L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                         September 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION      MNGRS  SOLE SHARED  NONE
--------------                --------------    -----      -------   ------- --- ----   ----------      -----  ---- ------  ----
APPLE INC                     COM              037833100  21,074      31,590 SH         SHARED-DEFINED  01, 02       31,590
ASCENT CAP GROUP INC          COM SER A        043632108   8,097     149,909 SH         SHARED-DEFINED  01, 02      149,909
BARRICK GOLD CORP             COM              067901108  17,030     407,800 SH         SHARED-DEFINED  01, 02      407,800
CARNIVAL CORP                 PAIRED CTF       143658300  10,856     298,000 SH         SHARED-DEFINED  01, 02      298,000
CHARTER COMMUNICATIONS INC D  CL A NEW         16117M305   6,542      87,163 SH         SHARED-DEFINED  01, 02       87,163
GOOGLE INC                    CL A             38259P508  26,143      34,650 SH         SHARED-DEFINED  01, 02       34,650
GRACE W R & CO DEL NEW        COM              38388F108  14,002     237,000 SH         SHARED-DEFINED  01, 02      237,000
HARRY WINSTON DIAMOND CORP    COM              41587B100   6,775     570,000 SH         SHARED-DEFINED  01, 02      570,000
LORAL SPACE & COMMUNICATNS I  COM              543881106  36,583     514,533 SH         SHARED-DEFINED  01, 02      514,533
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105  24,366     587,422 SH         SHARED-DEFINED  01, 02      587,422
PHILLIPS 66                   COM              718546104  13,355     288,000 SH         SHARED-DEFINED  01, 02      288,000
QIHOO 360 TECHNOLOGY CO LTD   ADS              74734M109   7,905     358,600 SH         SHARED-DEFINED  01, 02      358,600
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103  17,371     575,000 SH         SHARED-DEFINED  01, 02      575,000
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103  13,359     442,200     CALL   SHARED-DEFINED  01, 02      442,200
SCORPIO TANKERS INC           SHS              Y7542C106   5,454     908,983 SH         SHARED-DEFINED  01, 02      908,983
SEACOR HOLDINGS INC           COM              811904101  14,938     179,200 SH         SHARED-DEFINED  01, 02      179,200